Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 927,664	$ 510,604
Cost of sales	(414,506)	(314,759)
Depreciation and depletion	(52,931)	(34,150)
Social contributions	(27,446)	(14,433)
Income from mining operations	432,781	147,262
General and administrative costs	(21,301)	(18,306)
Loss from investments in associates	0	(2,884)
Share-based compensation	(42,080)	(5,265)
Other expenses	(10,033)	(3,369)
Income from operations	359,367	117,438
Loss on financial instruments	(76,808)	(16,167)
Loss on disposal of Juby Project	(3,200)	0
Loss on termination of Soto Norte Project Precious Metals Purchase Agreement	(4,990)	0
Finance income	12,600	6,894
Finance costs	(40,691)	(40,957)
Foreign exchange gain (loss)	(39,187)	12,122
Income before income tax	207,091	79,330
Income tax (expense) recovery
Current	(136,697)	(53,577)
Deferred	8,972	(2,462)
Net income	79,366	23,291
Net income attributable to:
Owners of the Company	78,345	24,582
Non-controlling interest	$ 1,021	$ (1,291)
Earnings per share attributable to owners of the Company – basic (in USD per share)	$ 0.42	$ 0.16
Weighted average number of outstanding common shares – basic (in shares)	188,584,731	157,727,394
Earnings per share attributable to owners of the Company – diluted (in USD per share)	$ 0.41	$ 0.14
Weighted average number of outstanding common shares – diluted (in shares)	191,287,058	158,691,279